Financial Instruments and Fair Value Measures (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Material adjustments to fair value
Adjustments to fair value of assets that are not measured at fair value on a recurring basis	$ 0	$ 0	$ 0	$ 0
Adjustments to fair value of liabilities that are not measured at fair value on a recurring basis	0	0	0	0
Fair value
Assets
Investments	105		104
Total assets	105		104
Liabilities
Short-term borrowings	414		1,020
Current maturities of long-term debt and lease obligations	22		22
Long-term debt and lease obligations	14,902		15,066
Total liabilities	15,338		16,108
Significant other observable inputs (Level 2)
Assets
Investments	33		32
Total assets	33		32
Liabilities
Short-term borrowings	414		1,020
Current maturities of long-term debt and lease obligations	22		22
Long-term debt and lease obligations	14,902		15,066
Total liabilities	15,338		16,108
Significant unobservable inputs (Level 3)
Assets
Investments	72		72
Total assets	$ 72		$ 72